Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares [Member]	Treasury stock [Member]	Additional paid-in capital [Member]	Statutory reserves [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member]	Noncontrolling interest [Member]	Total
Beginning Balance, shares (in shares) at Dec. 31, 2012	184,157,097
Beginning Balance, amount at Dec. 31, 2012	$ 184		$ 420,662	$ 16,075	$ 9,114	$ 32,061	$ 478,096	$ 167	$ 478,263
Foreign currency translation adjustments									11,104
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)	561,517
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	$ 1						1		1
Share repurchase, shares (in shares)	(14,544)
Share repurchase, amount		$ (139)					(139)		(139)
Share-based compensation			121,087				121,087		121,087
Issuance of ordinary shares in connection with exercise of options, shares (in shares)	3,982,385
Issuance of ordinary shares in connection with exercise of options, amount	$ 4		19,067				19,071		19,071
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)	204,466
Issuance of ordinary shares in connection with business acquisitions, amount			7,864				7,864		7,864
Provision for statutory reserves				12,074		(12,074)
Addition of noncontrolling interest in connection with business acquisitions								18,868	18,868
Capital injection of non-controlling interest holders to a subsidiary								654	654
Disposal of noncontrolling interest in subsidiaries			(5)				(5)	(539)	(544)
Net income						99,652	99,652	(1,803)	97,849
Other comprehensive income (loss)					11,266		11,266	(162)	11,104
Ending Balance, shares (in shares) at Dec. 31, 2013	188,890,921
Ending Balance, amount at Dec. 31, 2013	$ 189	(139)	568,675	28,149	20,380	119,639	736,893	17,185	754,078
Foreign currency translation adjustments									(17,210)
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)	2,691,753
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	$ 2						2		2
Share-based compensation			90,392				90,392		90,392
Issuance of ordinary shares in connection with exercise of options, shares (in shares)	1,833,657
Issuance of ordinary shares in connection with exercise of options, amount	$ 2		15,064				15,066		15,066
Provision for statutory reserves				21,284		(21,284)
Addition of noncontrolling interest in connection with business acquisitions								97,400	97,400
Capital injection of non-controlling interest holders to a subsidiary								3,200	3,200
Acquisition of additional equity interests in subsidiaries			(4,371)				(4,371)	3,424	(947)
Net income						222,768	222,768	(6,605)	216,163
Other comprehensive income (loss)					(32,152)		(32,152)	(934)	(33,086)
Ending Balance, shares (in shares) at Dec. 31, 2014	193,416,331
Ending Balance, amount at Dec. 31, 2014	$ 193	(139)	669,760	49,433	(11,772)	321,123	1,028,598	113,670	1,142,268
Foreign currency translation adjustments					(58,782)		(58,782)	(13,777)	(72,559)
Net change in unrealized losses on available-for-sale investment securities					13,627		13,627		13,627
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)	248,543
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	$ 1						1		1
Share-based compensation			113,113				113,113		113,113
Issuance of ordinary shares in connection with exercise of options, shares (in shares)	495,535
Issuance of ordinary shares in connection with exercise of options, amount	$ 1		19,111				19,112		19,112
Provision for statutory reserves				9,360		(9,360)
Share cancellation, shares (in shares)	(3)
Share Repurchase and reissuance		(97,484)	(102,516)				(200,000)		(200,000)
Change of subsidiaries' noncontrolling interests in connection with capital injection			(34,310)				(34,310)	(6,637)	(40,947)
Deduction of noncontrolling interest in connection with business acquisition			3,553				3,553	(19,409)	(15,856)
Addition of noncontrolling interest in connection with business acquisitions								60,886	60,886
Net income						306,968	306,968	(53,807)	253,161
Other comprehensive income (loss)									(58,932)
Ending Balance, shares (in shares) at Dec. 31, 2015	194,160,406
Ending Balance, amount at Dec. 31, 2015	$ 195	$ (97,623)	$ 668,711	$ 58,793	$ (56,927)	$ 618,731	$ 1,191,880	$ 80,926	$ 1,272,806